INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2011	2012	2013

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd.	$41,469,998	$56,221,847	$51,994,402

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	54,564,842	55,659,765	56,167,592
Effect of dilutive securities Share options	382,070	148,139	206,506
Restricted shares	2,368	20,457	38,371
Weighted average ordinary shares outstanding used in computing diluted income per share	54,949,280	55,828,361	56,412,469

Income per share – basic	$0.76	$1.01	$0.93

Income per share – diluted	$0.75	$1.01	$0.92